FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives - GBP (£) £ in Millions		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets		£ 11,293	[1]	£ 23,792	[2]
Derivative liabilities		(10,911)		(24,699)	[2]
The Group [member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets		11,288
Derivative liabilities		(10,903)
The Group [member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets		5
Derivative liabilities		(8)
The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	[3]			24,152
Derivative liabilities				(24,699)
The Group [member] | Previously stated [member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				23,095
Derivative liabilities				(23,893)
The Group [member] | Previously stated [member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				1,056
Derivative liabilities				(804)
The Group [member] | Previously stated [member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				1
Derivative liabilities				(2)
Discontinued Operations, Disposed of by Means Other than Sale [Member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				3,465
Derivative liabilities				(3,147)
Discontinued Operations, Disposed of by Means Other than Sale [Member] | Previously stated [member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				3,220
Derivative liabilities				(2,562)
Discontinued Operations, Disposed of by Means Other than Sale [Member] | Previously stated [member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				245
Derivative liabilities				(585)
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets		15,431	[2]	26,764
Derivative liabilities		(14,546)	[2]	(28,267)
The Bank [member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets		15,426
Derivative liabilities		(14,538)
The Bank [member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets		5
Derivative liabilities		£ (8)
The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				26,764
Derivative liabilities				(28,267)
The Bank [member] | Previously stated [member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				26,127
Derivative liabilities				(27,515)
The Bank [member] | Previously stated [member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				636
Derivative liabilities				(750)
The Bank [member] | Previously stated [member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets				1
Derivative liabilities				£ (2)

[1]	Credit ratings equal to or better than 'BBB'.
[2]	See note 50.
[3]	Other comprises sub-investment grade (2018: 1,282 million for the Group and 488 million for the Bank; 2017: 1,878 million for the Group and 623 million for the Bank) and not rated (2018: 54 million for the Group and 52 million for the Bank; 2017: 95 million for the Group and 93 million for the Bank).